Discontinued Operations (Tables)	9 Months Ended
Mar. 31, 2014
Discontinued Operations [Abstract]
Schedule of carrying amounts of assets and liabilities of discontinued operations

ASSETS AND LIABILITIES OF DISCONTINUED OPERATIONS	March 31	June 30
	2014	2013
Current assets
Cash and cash equivalents	$-	$65,288
Other current assets	-	3,678
Total current assets	-	68,966
Non Current Assets
Fixed Assets	-	9,105
Intellectual property	-	198,354
Other assets	-	50,000
Total Non Current assets	-	257,459
Total Assets	-	326,425

Current Liabilities
Trade Creditors	-	3,000
Provisions and accruals	-	-
Intercompany liabilities	-	-
Total Current Liabilities	-	3,000
Non Current Liabilities
Shareholder loans	-	-
Total Non Current liabilities	-	-
Total Liabilities	-	3,000

Net Assets	$-	$323,425

Schedule of net results of discontinued operations
NET RESULT FROM DISCONTINUED OPERATIONS	For the three months ended		For the nine months ended
	March 31		March 31
	2014	2013	2014	2013
Revenue	$-	$-	$2,647	$-
Cost of Revenue	-	-	70,460	-
Gross Profit (Loss)	-	-	(67,813)	-
Operating Expenses	3,750	-	234,027	-
(Loss) from operations	(3,750)	-	(301,840)	-
Other income	-	-	560	-
(Loss) before tax	(3,750)	-	(301,280)	-
Tax	-	-	-	-
(Loss) after tax	$(3,750)	$-	$(301,280)	$-